Average Annual Total Returns - BlackRock U.S. Government Bond Portfolio	May 01, 2021
BloombergBarclaysUSGovernmentMortgageIndexReflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	6.36%
5 Years	3.49%
10 Years	3.16%
BloombergBarclaysUSMortgageBackedSecuritiesIndexReflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	3.87%
5 Years	3.05%
10 Years	3.01%
BlackRock U.S. Government Bond Portfolio
Average Annual Return:
1 Year	6.64%
5 Years	3.46%
10 Years	2.96%